SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2014
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Schedule of revenues from sales to unaffiliated customers
	Year ended December 31,
	2014	2013	2012

North America	$1,922	$1,687	$3,850
Europe	3,189	4,044	2,970
Asia (Excluding Philippines)	847	435	1,534
Philippines	3,544	3,173	1,292
South America (Excluding Brazil)	4,235	4,579	2,848
Brazil	6,448	5,469	1,896
Other (Including Israel)	3,451	1,095	1,396

	$23,636	$20,482	$15,786

Schedule of property and equipment, net, by geographic areas
	Year ended December 31,
	2014	2013	2012

Israel	$151	$213	$222
Other	49	40	46

	$200	$253	$268

Schedule of Financial Expenses, Net
	Years ended December 31,
	2014	2013	2012

Financial Income:
Interest income	$170	$49	$15
Foreign currency exchange gain	193	36	77

	363	85	92

Financial expenses:
Interest and bank charges	(40)	(117)	(108)
Foreign currency exchange gain	(655)	(259)	(298)

	(695)	(376)	(406)

	$(332)	$(291)	$(314)

Schedule of computation of basic and diluted net income (loss) per share
	Years ended December 31,
	2014	2013	2012

Numerator:

Numerator for basic net income (loss) per share	$726	$(1,420)	$(5,987)

Effect of dilutive securities:
Option and warrants issued to grantees and investors, respectively	-	-	-

Numerator for dilutive net income (loss) per share	$726	$(1,420)	$(5,987)

Denominator:

Denominator for dilutive net income (loss) per share - weighted average number of ordinary share	8,088,974	7,340,056	6,442,068

Effect of dilutive securities:
Option and warrants issued to grantees and investors, respectively	503,413	-	-

Denominator for diluted net income (loss) per share - adjusted weighted average number of ordinary share	8,592,387	7,340,056	6,442,068